EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE [Text Block]

22. EARNINGS (LOSS) PER SHARE

Earnings (loss) per share, calculated on a basic and diluted basis, is as follows:

	Year ended December 31,
	2021	2020
Net income (loss) attributable to common shareholders - basic and diluted	36,472	(23,524)
(in thousands of common shares)
Weighted-average number of common shares	283,593	250,529
Effect of dilutive securities:
Stock options	3,911	-
Weighted-average number of diluted common shares	287,504	250,529
Income (loss) per common share
Basic earnings per share	0.13	(0.09)
Diluted earnings per share	0.13	(0.09)